S000023468 [Member] Investment Objectives and Goals - Sit Global Dividend Growth Fund	Jun. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY INFORMATION SIT GLOBAL DIVIDEND GROWTH FUND
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Sit Global Dividend Growth Fund (the “Fund”) seeks to provide current income that exceeds the dividend yield of the Fund’s benchmark index and that grows over a period of years.
Objective, Secondary [Text Block]	Secondarily, the Fund seeks long-term capital appreciation.